UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 960

New York, New York 10169

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AMDOCS LIMITED

Ticker Symbol:DOX	Cusip Number:G02602103
Record Date: 11/20/2006	Meeting Date: 1/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Consolidated Financial Statements for Fiscal Year 2006	For	Issuer	For	With
3	Ratification and Approval of Ernst & Young as Auditors	For	Issuer	For	With

ASM LITHOGRAPHY

Ticker Symbol:ASML	Cusip Number:N07059111
Record Date: 2/21/2007	Meeting Date: 3/28/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Discussion of Annual Report for 2006 and Adoption of Financial Statements for the Financial Year	For	Issuer	For	With
4	Discharge of the Members of the Board of Management (""BOM"") from Liability for their Responsibilities in the FY 2006	For	Issuer	For	With
5	Discharge of the Members of the Supervisory Board (""SB"") from Liability for their Responsibilities in the FY 2006	For	Issuer	For	With
7	Proposal to Amend the Articles of Association of the Company	For	Issuer	For	With
8a	Approval of the Number of Performance Stock Available for the BOM and Authorization of the BOM to Issue the Performance Stock	For	Issuer	For	With
8b	Approval of the Number of Performance Stock Options Available for the BOM and Authorization of the BOM to Issue Performance Stock Options	For	Issuer	For	With
8c	Approval of the Number of Shares, Either in Stock or Stock Options, Available for ASML Employees and Authorization of the BOM to Issue the Stock or Stock Options	For	Issuer	For	With
9	Nomination for the Appointment of Mr. W. T. Siegle as a Member of the SB	For	Issuer	For	With
11	Remuneration of the SB	For	Issuer	For	With
12a	Proposal to Authorize the BOM for Period of 18 months to issue (rights to subscribe for) shares in the Capital of the Company, Limited to 5% of the Issued Capital at the time of the Authorization.	For	Issuer	For	With
12b	Proposal to Authorize the BOM for Period of 18 months to restrict or exclude the preemption rights accruing to shareholders in connection with item 12a.	For	Issuer	For	With
12c	Proposal to Authorize the BOM for Period of 18 months to issue (rights to subscribe for) shares in the Capital of the Company, , for an additional 5% of the issued capital at the time of the authorization, which 5% can only be used in connection with or on the occasion of mergers and/or acquisitions.	For	Issuer	For	With
12d	Proposal to Authorize the BOM for Period of 18 months to restrict or exclude the preemption rights accruing to shareholders in connection with item 12c.	For	Issuer	For	With
13	Proposal to Cancel Ordinary Shares in the Share Capital of the Company (to be) Repurchased by the Company.	For	Issuer	For	With
14	Proposal to Authorize the BOM for Period of 18 months to Acquire Ordinary Shares in the Company's Capital.	For	Issuer	For	With

ASM LITHOGRAPHY (CONTINUED)

Ticker Symbol:ASML	Cusip Number:N07059111
Record Date: 2/21/2007	Meeting Date: 3/28/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
15	Proposal to Cancel Additional Ordinary Shares in the Share Capital of the Company to be Repurchased by the Company Following the Cancellation of the Ordinary Shares Under Item 13.	For	Issuer	For	With
16	Proposal to Cancel Additional Ordinary Shares in the Share Capital of the Company to be Repurchased by the Company Following the Cancellation of the Ordinary Shares Under Item 15.	For	Issuer	For	With

BARR PHARMACEUTICALS

Ticker Symbol:BRL	Cusip Number:068306109
Record Date: 3/30/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Independent registered public accounting firm for the year ending December 31, 2007	For	Issuer	For	With
3	To approve Barr Pharmaceutical's 2007 Stock and Incentive Award Plan	For	Issuer	For	With
4	To approve Barr Pharmaceutical's 2007 Executive Officer Incentive Plan	For	Issuer	For	With

BARR PHARMACEUTICALS, INC.

Ticker Symbol:BRL	Cusip Number:068306109
Record Date: 9/15/2006	Meeting Date: 11/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Deloitte & Touche as Independent Auditors	For	Issuer	For	With

BIO REFERENCE LABORATORIES

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/12/2006	Meeting Date: 7/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	In their discretions, on all other matters as shall properly come before the meeting.	For	Issuer	For	With

BIOVAIL

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 3/19/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Re-appointment of Ernst and Young LLP as auditors to hold office until the close of the next annual meeting of common shareholders and authorization of the Board of Directors of Biovail to fix the remuneration of the Auditors.	For	Issuer	For	With
3	The resolution in the form set out in appendix A to the accompanying management proxy circular approving the amendement to the 2006 stock option plan, the 2004 stock option plan, and the 1993 stock option plan.	For	Issuer	For	With
4	The resolution in the form set out in appendix B to the accompanying management proxy circular approving the amendment to the 2006 stock option plan providing for restricted share unit awards.	For	Issuer	For	With

BJS RESTAURANTS, INC.

Ticker Symbol:BJRI	Cusip Number:09180C106
Record Date: 4/16/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1) Gerald W. Deitchle; 2) James A. Dal Pozzo; 3) J. Roger King; 4) Paul A. Motenko; 5) Shann M. Brassfield; 6) Larry D. Bouts; 7) Jeremiah J. Hennessy; 8) John F. Grundhofer; 9) Peter A. Bassi	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent auditors for fiscal year 2007	For	Issuer	For	With

C.R. BARD

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 2/26/2007	Meeting Date: 4/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify KPMG as Independent Registered Public Accounting Firm for 2007.	For	Issuer	For	With

CHINA MEDICAL TECHNOLOGIES

Ticker Symbol:CMED	Cusip Number:169483104
Record Date: 8/25/2006	Meeting Date: 11/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratification of KPMG as Independent Auditor	For	Issuer	For	With

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/26/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	A vote fot the election of the following nominees: 1) James Cash Jr.; 2) Sir William M. Castell; 3) Ann M. Fudge; 4) Claudio X. Gonzalez; 5) Susan Hockfield; 6) Jeffrey R. Immelt; 7) Andrea Jung; 8) Alan G. Lafley; 9) Robert W. Lane; 10) Ralph S. Larsen; 11) Rochelle B. Lazarus; 12) Sam Nunn; 13) Roger S. penske; 14) Robert J. Swieringa; 15) Douglas A. Warner III; 16) Robert C, Wright	For	Issuer	For	With
B	Ratification of KPMG	For	Issuer	For	With
C	Adoption of Majority Voting for Directors	For	Issuer	For	With
D	Approval of 2007 Long Term Incentive Plan	For	Issuer	For	With
E	Approval of Material Terms of Senior Officer Performance Goals	For	Issuer	For	With
1	Cumulative Voting	Against	Stockholder	Against	With
2	Curb Over Extended Directors	Against	Stockholder	Against	With
3	One Director from the Ranks of Retirees	Against	Stockholder	Against	With
4	Independent Board Chairman	Against	Stockholder	Against	With
5	Eliminate Dividend Equivalents	Against	Stockholder	Against	With
6	Report of Charitable Contributions	Against	Stockholder	Against	With
7	Global Warming Report	Against	Stockholder	Against	With
8	Ethical criteria for Military Contracts	Against	Stockholder	Against	With
9	Report on Payment Differential	Against	Stockholder	Against	With

HELEN OF TROY LIMITED

Ticker Symbol:HELE	Cusip Number:G4388N106
Record Date: 6/12/2006	Meeting Date: 8/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of KPMG as Auditors for the 2007 Fiscal Year	For	Issuer	For	With

INKSURE TECHNOLOGIES

Ticker Symbol:INKS	Cusip Number:45727E106
Record Date: 4/27/2007	Meeting Date: 6/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	The Approval of the Amendment to the Certificate of Inksure Technologies Incorporation of the Company to increase the Number of the Authorized Shares of Common Stock by an Additional 15,000,000 Shares, to an Aggregate of 50,000,000 Shares	For	Issuer	For	With
3	Ratification of the Selection of Brightman Almagor & Co., CPA, A Member Firm Of Deloitte Touche Tohmatsu, To serve as Our Independent Registered Public Accounting Firm For The Year5 Ending December 31, 2007.	For	Issuer	For	With

KHD HUMBOLDT WEDAG INTERNATIONAL

Ticker Symbol:KHDH	Cusip Number:482462108
Record Date: 7/10/2006	Meeting Date: 8/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of One Director	For	Issuer	For	With
2	Ratification of BDO Dunwoody LLP as Auditors of the Company for the Previous Year	For	Issuer	For	With
3	Ratification of BDO Dunwoody LLP as Auditors of the Company for the Ensuing Year	For	Issuer	For	With
4	Authorization of the Directors to Fix the Remuneration to be paid to the Auditors for the Ensuing Year	For	Issuer	For	With

K-V PHARMACEUTICAL COMPANY

Ticker Symbol:KVA	Cusip Number:482740206
Record Date: 6/9/2006	Meeting Date: 8/4/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of KPMG as Auditors	For	Issuer	For	With

L-3 COMMINICATIONS HOLDINGS

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/16/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Appointment of Directors: 1) Michael T. Strianeese; 2) Claude R. Canizares; 3) Thomas A. Concoran; 3) Alan H. Washkowitz	For	Issuer	For	With
2	Appointment of PriceWaterHouseCoopers LLP as independent registered public accounting firm	For	Issuer	For	With

MONRO MUFFLER BRAKE, INC.

Ticker Symbol:MNRO	Cusip Number:610236101
Record Date: 6/19/2006	Meeting Date: 8/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Independent Public Accountants	For	Issuer	For	With

NII HOLDINGS, INC

Ticker Symbol:NIIH	Cusip Number:62913F201
Record Date: 4/5/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1) John Donovan; 2) Steven P. Dussek; 3) Steven M. Shindler	For	Issuer	For	With
2	Ratification of PriceWaterHouseCoopers LLP as our Independent Registered Public Accounting firm for Fiscal 2007	For	Issuer	For	With

PETSMART

Ticker Symbol:PETM	Cusip Number:716768106
Record Date: 4/23/2007	Meeting Date: 6/20/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Delloite & Touche as Independent Auditors	For	Issuer	For	With
3	Continuation of the PetSmart Executive short term incentive plan	For	Issuer	For	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/12/2007	Meeting Date: 3/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Selection of Independent Accountants for Fiscal Year ending September 30, 2007	For	Issuer	For	With

SAFENET, INC

Ticker Symbol:SFNT	Cusip Number:78645R107
Record Date: 6/1/2006	Meeting Date: 7/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Ernst & Young as Auditors	For	Issuer	For	With

SCIENTIFIC GAMES CORPORATION

Ticker Symbol:SGMS	Cusip Number:80874P109
Record Date: 4/20/2007	Meeting Date: 6/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Delloite and Touche as Indepedent Auditors	For	Issuer	For	With
3	Approval of Amendment to Restated Certificate of Incorporation to Include Securities Ownership Restriction Provisions in Connection with the Requirements of our Gaming Business	For	Issuer	For	With

SEMITOOL

Ticker Symbol:SMTL	Cusip Number:816909105
Record Date: 1/2/2007	Meeting Date: 3/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve the adoption of the company's 2007 stock incentive plan	For	Issuer	For	With
3	To ratify the appointment of Grant Thornton LLP as the company's independent registered public accountants for the fiscal year ending September 30, 2007.	For	Issuer	For	With

ZOLTEK COMPANIES

Ticker Symbol:ZOLT	Cusip Number:98975W104
Record Date: 1/5/2007	Meeting Date: 2/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve the Possible Issuance of the Company's Common Stock Upon Conversion of Convertible Notes	For	Issuer	For	With
3	Other Business	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Sam Morrow

* Sam Morrow

Chief Financial Officer

Date: August 16, 2007

*Print the name and title of each signing officer under his or her signature.